SUMMARY OF COMPONENTS OF LEASE EXPENSE (Details) - CNY (¥) ¥ in Thousands		6 Months Ended
		Jun. 30, 2026	Jun. 30, 2025
Lease cost
Operating lease expense		¥ 863	¥ 868
Short-term lease expense	[1]	186	71
Total lease cost		¥ 1,049	¥ 939

[1]	Includes leases with a term of one year or less.